Loans (Details 6) - USD ($) $ in Thousands	Jun. 30, 2017	Jun. 30, 2016
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	$ 260,031	$ 244,988
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	60,129	57,411
Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	6,230	7,321
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	11,729	12,488
Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment
Not rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	181,943	167,768
One-to four-family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	197,936	186,125
One-to four-family [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment
One-to four-family [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	6,110	6,387
One-to four-family [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	9,883	11,970
One-to four-family [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment
One-to four-family [Member] | Not rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	181,943	167,768
Multi-family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	15,678	15,559
Multi-family [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	14,541	15,220
Multi-family [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment
Multi-family [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	1,137	339
Multi-family [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment
Multi-family [Member] | Not rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment
Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	2,398	2,809
Construction [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	2,398	2,809
Construction [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment
Construction [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment
Construction [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment
Construction [Member] | Not rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment
Nonresidential real estate [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	29,061	26,061
Nonresidential real estate [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment		904
Nonresidential real estate [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	150	173
Nonresidential real estate [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment
Nonresidential real estate [Member] | Not rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment
Land [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	1,304	1,186
Land [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	1,304	1,186
Land [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment
Land [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment
Land [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment
Land [Member] | Not rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment
Farm [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	2,062	1,735
Farm [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	1,523	1,735
Farm [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment
Farm [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	539
Farm [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment
Farm [Member] | Not rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment
Loans on deposits [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	1,607	1,813
Loans on deposits [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	1,607	1,813
Loans on deposits [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment
Loans on deposits [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment
Loans on deposits [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment
Loans on deposits [Member] | Not rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment
Commercials and Industrial [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	2,513	1,817
Commercials and Industrial [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	27	30
Commercials and Industrial [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment
Commercials and Industrial [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment
Commercials and Industrial [Member] | Not rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment
Home equity [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	6,853	6,155
Home equity [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	6,744	6,149
Home equity [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	93
Home equity [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	16	6
Home equity [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment
Home equity [Member] | Not rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment
Unsecured [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	400	552
Unsecured [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	396	552
Unsecured [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment
Unsecured [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	4
Unsecured [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment
Unsecured [Member] | Not rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment
Automobile [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	42	69
Automobile [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	42	69
Automobile [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment
Automobile [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment
Automobile [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment
Automobile [Member] | Not rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment